Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) - USD ($) $ in Thousands	Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 273,687	$ 1	$ 30,836	$ (1)	$ (307,189)	$ (276,353)
Balance (in Shares) at Dec. 31, 2020	19,132,387	11,818,761
Issuance of common stock upon exercise of stock options			1,199			1,199
Issuance of common stock upon exercise of stock options (in Shares)		297,850
Stock-based compensation			1,388			1,388
Net loss					(19,260)	(19,260)
Balance at Mar. 31, 2021	$ 273,687	$ 1	33,423	(1)	(326,449)	(293,026)
Balance (in Shares) at Mar. 31, 2021	19,132,387	12,116,611
Balance at Dec. 31, 2021	$ 279,503	$ 1	43,491		(386,729)	(343,237)
Balance (in Shares) at Dec. 31, 2021	19,248,537	12,280,051
Issuance of common stock upon exercise of stock options			2,474			2,474
Issuance of common stock upon exercise of stock options (in Shares)		438,917
Stock-based compensation			2,464			2,464
Net loss					(25,103)	(25,103)
Balance at Mar. 31, 2022	$ 279,503	$ 1	$ 48,429		$ (411,832)	$ (363,402)
Balance (in Shares) at Mar. 31, 2022	19,248,537	12,718,968